Note 7 - Capital Lease Obligations (Details Textual) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Capital Leases, Lessee Balance Sheet, Assets by Major Class, Property, Plant, and Equipment Other, Accumulated Depreciation	$ 43,000	$ 44,000
Furniture and Equipment [Member]
Capital Leases, Lessee Balance Sheet, Assets by Major Class, Other Property, Plant, and Equipment, Gross	$ 110,000	$ 88,000